Directors' Emoluments (Tables)	12 Months Ended
Mar. 31, 2025
Directors' Emoluments [Abstract]
Schedule of Directors Emoluments

The emoluments paid or payable to the directors of the Company were as follows:

	2025	2024	2023
Salaries
Lap Sun Wong	$89,824	$76,668	$43,313
Zhifang Zhang	89,824	76,668	49,682
Total	$179,648	$153,336	$92,995